Annual Total Returns - Prospectus Summary - Institutional Class	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
U.S. Large Cap Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	16.77%	24.25%	24.15%	(16.82%)	26.40%	18.87%	31.52%	(6.23%)	22.08%	12.73%
U.S. SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	8.38%	9.57%	18.91%	(3.52%)	39.84%	2.23%	18.12%	(15.13%)	7.21%	28.26%
U.S. Targeted Value Portfolio
Prospectus [Line Items]
Annual Return [Percent]	9.55%	9.33%	19.31%	(4.62%)	38.80%	3.77%	21.47%	(15.78%)	9.59%	26.86%
U.S. CORE EQUITY 1 PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	16.00%	21.35%	22.96%	(15.01%)	27.54%	16.42%	30.18%	(7.79%)	20.89%	14.80%
U.S. CORE EQUITY 2 PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	15.99%	20.27%	21.86%	(14.24%)	28.51%	15.70%	29.38%	(9.62%)	18.94%	16.58%
U.S. VECTOR EQUITY PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	14.04%	14.35%	17.52%	(9.92%)	29.55%	7.51%	26.09%	(13.24%)	14.64%	21.01%
U.S. SMALL CAP PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	8.07%	11.49%	17.64%	(13.53%)	30.61%	11.17%	21.75%	(13.13%)	11.52%	23.53%
U.S. MICRO CAP PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	9.66%	11.42%	17.86%	(12.46%)	33.50%	6.59%	20.66%	(11.60%)	11.18%	25.63%
U.S. High Relative Profitability Portfolio
Prospectus [Line Items]
Annual Return [Percent]	12.81%	20.49%	21.84%	(11.81%)	23.95%	19.27%	33.11%	(5.12%)
DFA REAL ESTATE SECURITIES PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	1.51%	5.52%	11.18%	(24.96%)	41.85%	(5.04%)	28.10%	(2.99%)	5.71%	8.38%
U.S. Large Cap Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	12.62%	23.83%	24.94%	(15.56%)	26.82%	21.80%	32.17%	(1.99%)	25.53%	9.60%
U.S. Small Cap Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	5.95%	13.85%	21.24%	(17.77%)	25.93%	19.34%	26.16%	(12.34%)	16.21%	17.13%
U.S. Large Cap Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	16.77%	24.25%	24.15%	(16.82%)	26.40%	18.87%	31.52%	(6.23%)	22.08%	12.73%
U.S. SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	8.38%	9.57%	18.91%	(3.52%)	39.84%	2.23%	18.12%	(15.13%)	7.21%	28.26%
U.S. Targeted Value Portfolio
Prospectus [Line Items]
Annual Return [Percent]	9.55%	9.33%	19.31%	(4.62%)	38.80%	3.77%	21.47%	(15.78%)	9.59%	26.86%
U.S. CORE EQUITY 1 PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	16.00%	21.35%	22.96%	(15.01%)	27.54%	16.42%	30.18%	(7.79%)	20.89%	14.80%
U.S. CORE EQUITY 2 PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	15.99%	20.27%	21.86%	(14.24%)	28.51%	15.70%	29.38%	(9.62%)	18.94%	16.58%
U.S. VECTOR EQUITY PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	14.04%	14.35%	17.52%	(9.92%)	29.55%	7.51%	26.09%	(13.24%)	14.64%	21.01%
U.S. SMALL CAP PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	8.07%	11.49%	17.64%	(13.53%)	30.61%	11.17%	21.75%	(13.13%)	11.52%	23.53%
U.S. MICRO CAP PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	9.66%	11.42%	17.86%	(12.46%)	33.50%	6.59%	20.66%	(11.60%)	11.18%	25.63%
U.S. High Relative Profitability Portfolio
Prospectus [Line Items]
Annual Return [Percent]	12.81%	20.49%	21.84%	(11.81%)	23.95%	19.27%	33.11%	(5.12%)
DFA REAL ESTATE SECURITIES PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	1.51%	5.52%	11.18%	(24.96%)	41.85%	(5.04%)	28.10%	(2.99%)	5.71%	8.38%
U.S. Large Cap Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	12.62%	23.83%	24.94%	(15.56%)	26.82%	21.80%	32.17%	(1.99%)	25.53%	9.60%
U.S. Small Cap Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	5.95%	13.85%	21.24%	(17.77%)	25.93%	19.34%	26.16%	(12.34%)	16.21%	17.13%
ENHANCED U.S. LARGE COMPANY PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	17.38%	24.57%	26.52%	(22.40%)	27.48%	18.46%	32.76%	(5.45%)	21.44%	12.60%
U.S. LARGE CAP VALUE PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	16.36%	12.75%	11.47%	(5.78%)	28.07%	(0.61%)	25.45%	(11.65%)	18.97%	18.89%
LARGE CAP INTERNATIONAL PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	33.91%	4.56%	17.87%	(13.03%)	12.81%	8.12%	22.04%	(14.14%)	25.37%	3.16%
International Core Equity 2 Portfolio
Prospectus [Line Items]
Annual Return [Percent]	36.15%	3.99%	17.49%	(13.48%)	13.87%	7.72%	21.68%	(17.40%)	28.05%	5.34%
Global Small Company Portfolio
Prospectus [Line Items]
Annual Return [Percent]	15.76%	8.87%	16.64%	(14.60%)	23.16%	11.01%	21.75%	(15.96%)
INTERNATIONAL SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	36.33%	3.77%	14.43%	(17.12%)	14.24%	9.26%	24.20%	(19.42%)	30.24%	5.80%
JAPANESE SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	31.56%	4.37%	16.95%	(11.36%)	(0.47%)	3.78%	18.23%	(19.51%)	35.68%	9.16%
ASIA PACIFIC SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	34.75%	0.27%	3.88%	(16.95%)	12.52%	14.24%	13.31%	(15.47%)	25.16%	10.00%
UNITED KINGDOM SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	21.45%	7.01%	14.00%	(24.54%)	17.46%	(2.94%)	35.77%	(19.77%)	28.41%	(11.46%)
CONTINENTAL SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	37.56%	0.19%	16.92%	(20.10%)	17.89%	15.05%	25.89%	(19.66%)	35.13%	5.86%
DFA International Real Estate Securities Portfolio
Prospectus [Line Items]
Annual Return [Percent]	24.63%	(7.64%)	5.96%	(21.73%)	12.87%	(9.02%)	23.52%	(6.90%)	15.38%	3.08%
DFA Global Real Estate Securities Portfolio
Prospectus [Line Items]
Annual Return [Percent]	7.89%	1.93%	9.42%	(23.83%)	30.96%	(6.72%)	26.40%	(4.15%)	9.20%	6.56%
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	52.07%	7.89%	17.58%	(9.78%)	15.89%	0.81%	21.00%	(23.31%)	27.98%	8.00%
International Vector Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	38.27%	4.55%	17.01%	(12.51%)	15.06%	6.09%	20.85%	(18.98%)	28.94%	6.84%
International High Relative Profitability Portfolio
Prospectus [Line Items]
Annual Return [Percent]	27.02%	(0.03%)	18.07%	(16.59%)	13.54%	13.20%	24.49%	(13.48%)
World ex U.S. Value Portfolio
Prospectus [Line Items]
Annual Return [Percent]	40.49%	6.66%	17.34%	(6.38%)	16.32%	(0.41%)	14.47%	(16.69%)	28.21%	10.70%
World ex U.S. Core Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	33.75%	4.34%	16.72%	(14.01%)	12.51%	9.34%	19.98%	(17.00%)	30.18%	6.37%
World Core Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	22.18%	14.91%	20.48%	(14.82%)	20.44%	13.41%	25.47%	(12.30%)	25.09%	10.72%
Selectively Hedged Global Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	21.42%	15.90%	20.10%	(12.88%)	21.60%	11.95%	25.04%	(11.69%)	22.65%	12.84%
EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	33.57%	6.90%	13.08%	(16.88%)	2.53%	13.89%	16.03%	(13.62%)	36.57%	12.09%
EMERGING MARKETS VALUE PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	29.49%	6.17%	16.49%	(10.74%)	12.41%	2.73%	9.64%	(11.93%)	33.76%	19.84%
Emerging Markets Targeted Value Portfolio
Prospectus [Line Items]
Annual Return [Percent]	24.28%	4.65%	17.16%	(13.00%)	14.58%	8.53%	11.06%
EMERGING MARKETS SMALL CAP PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	19.00%	4.92%	16.31%	(15.29%)	14.58%	13.80%	14.89%	(17.56%)	35.26%	10.92%
Emerging Markets Core Equity 2 Portfolio
Prospectus [Line Items]
Annual Return [Percent]	28.77%	7.32%	15.45%	(16.40%)	5.83%	13.86%	16.04%	(15.25%)	36.55%	12.35%
Emerging Markets ex China Core Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	27.85%	3.44%	24.57%	(15.80%)
DFA ONE-YEAR FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	4.39%	5.41%	4.98%	(1.19%)	(0.19%)	0.62%	2.44%	1.87%	0.94%	0.84%
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	4.42%	5.35%	4.95%	(2.62%)	(0.37%)	0.88%	2.87%	1.91%	0.93%	0.95%
DFA Selectively Hedged Global Fixed Income Portfolio
Prospectus [Line Items]
Annual Return [Percent]	4.84%	5.66%	5.55%	(6.24%)	(0.82%)	2.33%	4.82%	1.83%	2.61%	3.27%
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	4.33%	5.37%	5.00%	(6.63%)	(1.03%)	1.52%	4.04%	1.68%	1.97%	1.79%
DFA International Government Fixed Income Portfolio
Prospectus [Line Items]
Annual Return [Percent]	3.15%	1.59%	9.99%	(18.94%)	(4.63%)	6.35%	8.52%	3.28%	3.18%	5.55%
DFA SHORT-TERM GOVERNMENT PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	4.15%	5.29%	5.01%	(4.41%)	(1.27%)	0.39%	2.52%	1.17%	0.51%	0.99%
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	7.14%	0.46%	4.59%	(13.12%)	(3.15%)	9.10%	7.22%	0.92%	2.22%	1.15%
DFA Short-Term Extended Quality Portfolio
Prospectus [Line Items]
Annual Return [Percent]	4.92%	5.50%	5.44%	(5.18%)	(0.60%)	2.24%	4.51%	1.34%	1.97%	2.06%
DFA Intermediate-Term Extended Quality Portfolio
Prospectus [Line Items]
Annual Return [Percent]	8.04%	2.89%	9.61%	(16.28%)	(2.06%)	10.26%	13.38%	(2.10%)	5.56%	4.03%
DFA TARGETED CREDIT PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	5.36%	5.57%	6.04%	(7.30%)	(0.22%)	2.70%	6.44%	0.75%	2.76%	2.70%
DFA Global Core Plus Fixed Income Portfolio
Prospectus [Line Items]
Annual Return [Percent]	6.11%	3.57%	10.02%	(15.87%)	(2.04%)	8.51%	11.55%
DFA Investment Grade Portfolio
Prospectus [Line Items]
Annual Return [Percent]	7.22%	1.81%	6.83%	(12.92%)	(2.11%)	9.19%	9.96%	(0.24%)	3.37%	2.57%
DFA Diversified Fixed Income Portfolio
Prospectus [Line Items]
Annual Return [Percent]	6.34%	3.05%	4.92%	(7.88%)	(0.60%)	5.90%	5.54%	1.07%	1.68%
DFA LTIP PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	1.54%	(8.38%)	(0.98%)	(40.09%)	9.13%	26.82%	19.34%	(8.34%)	9.59%	10.39%
DFA Inflation-Protected Securities Portfolio
Prospectus [Line Items]
Annual Return [Percent]	7.03%	2.01%	3.93%	(12.22%)	5.55%	11.65%	8.46%	(1.29%)	3.28%	4.67%
DFA Short-Duration Real Return Portfolio
Prospectus [Line Items]
Annual Return [Percent]	4.86%	6.38%	5.63%	(2.77%)	5.40%	2.75%	5.63%	0.11%	1.71%	3.63%
DFA Global Core Plus Real Return Portfolio
Prospectus [Line Items]
Annual Return [Percent]	6.35%	4.41%	9.47%	(13.40%)
DFA Municipal Real Return Portfolio
Prospectus [Line Items]
Annual Return [Percent]	3.12%	3.10%	2.56%	(1.42%)	6.75%	4.11%	5.92%	(0.51%)	2.57%	1.56%
DFA California Municipal Real Return Portfolio
Prospectus [Line Items]
Annual Return [Percent]	3.11%	3.16%	2.63%	(1.06%)	6.21%	2.35%	5.08%	(0.46%)
DFA Municipal Bond Portfolio
Prospectus [Line Items]
Annual Return [Percent]	3.91%	1.06%	3.26%	(4.37%)	(0.55%)	3.26%	4.04%	1.20%	1.86%	0.31%
DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	2.93%	2.84%	2.98%	(0.36%)	(0.11%)	0.83%	1.62%	1.21%	1.15%	0.05%
DFA Intermediate-Term Municipal Bond Portfolio
Prospectus [Line Items]
Annual Return [Percent]	4.07%	1.12%	4.29%	(3.69%)	(0.50%)	3.66%	4.59%	1.34%	2.14%	(0.15%)
DFA Selective State Municipal Bond Portfolio
Prospectus [Line Items]
Annual Return [Percent]	3.77%	2.09%	3.78%	(6.62%)	0.10%
DFA Short-Term Selective State Municipal Bond Portfolio
Prospectus [Line Items]
Annual Return [Percent]	2.87%	2.91%	2.87%
DFA California Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Annual Return [Percent]	2.96%	2.84%	2.73%	(0.76%)	(0.13%)	0.67%	1.57%	1.24%	1.07%	0.07%
DFA California Intermediate-Term Municipal Bond Portfolio
Prospectus [Line Items]
Annual Return [Percent]	3.70%	1.18%	3.73%	(3.75%)	(0.53%)	2.78%	4.09%	1.36%	2.30%	(0.31%)
DFA MN Municipal Bond Portfolio
Prospectus [Line Items]
Annual Return [Percent]	2.84%	2.23%	2.65%	(2.03%)	(0.31%)	2.01%	3.30%	0.81%
DFA NY MUNICIPAL BOND PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	3.11%	2.87%	2.76%	(1.17%)	(0.10%)	1.26%	2.42%	1.02%	1.74%	0.67%
DFA Oregon Municipal Bond Portfolio
Prospectus [Line Items]
Annual Return [Percent]	3.75%	1.29%	3.16%	(4.22%)	(0.44%)	3.06%
World ex U.S. Targeted Value Portfolio
Prospectus [Line Items]
Annual Return [Percent]	39.65%	5.31%	17.38%	(11.81%)	14.26%	4.95%	17.39%	(20.38%)	31.53%	10.32%
Dimensional VA U.S. Large Value Portfolio
Prospectus [Line Items]
Annual Return [Percent]	15.83%	13.38%	10.92%	(4.88%)	27.04%	(1.38%)	25.78%	(12.12%)	19.08%	18.87%
Dimensional VA U.S. Targeted Value Portfolio
Prospectus [Line Items]
Annual Return [Percent]	8.95%	8.14%	20.03%	(4.21%)	39.68%	3.98%	22.56%	(15.87%)	9.77%	27.49%
Dimensional VA International Value Portfolio
Prospectus [Line Items]
Annual Return [Percent]	45.64%	6.62%	17.86%	(3.46%)	18.11%	(1.76%)	15.86%	(17.08%)	25.81%	9.11%
Dimensional VA International Small Portfolio
Prospectus [Line Items]
Annual Return [Percent]	36.99%	3.82%	14.11%	(17.64%)	14.56%	9.41%	23.90%	(19.77%)	29.95%	6.23%
Dimensional VA Short-Term Fixed Portfolio
Prospectus [Line Items]
Annual Return [Percent]	4.33%	5.48%	4.98%	(1.16%)	(0.19%)	0.60%	2.52%	1.78%	0.83%	0.79%
Dimensional VA Global Bond Portfolio
Prospectus [Line Items]
Annual Return [Percent]	4.35%	5.38%	5.05%	(6.33%)	(1.04%)	1.46%	4.19%	1.75%	2.11%	1.73%
Dimensional VIT Inflation-Protected Securities Portfolio
Prospectus [Line Items]
Annual Return [Percent]	7.55%	1.88%	4.02%	(12.45%)	5.58%	11.72%	8.46%	(1.33%)	3.27%	4.49%
Dimensional VA Global Moderate Allocation Portfolio
Prospectus [Line Items]
Annual Return [Percent]	14.68%	11.99%	14.72%	(10.96%)	14.20%	11.29%	18.12%	(6.90%)	14.56%	9.07%
Dimensional VA Equity Allocation Portfolio
Prospectus [Line Items]
Annual Return [Percent]	19.94%	15.10%	20.14%	(13.68%)	24.37%	12.16%	25.91%	(11.19%)
U.S. Social Core Equity 2 Portfolio
Prospectus [Line Items]
Annual Return [Percent]	15.96%	22.08%	25.93%	(17.98%)	27.91%	15.73%	30.21%	(9.98%)	18.98%	17.78%
International Social Core Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	37.76%	4.93%	18.45%	(16.60%)	13.42%	7.52%	21.11%	(17.38%)	27.65%	6.31%
Emerging Markets Social Core Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	30.18%	7.17%	14.58%	(18.46%)	4.18%	12.99%	17.13%	(14.88%)	37.30%	13.18%
Global Social Core Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	22.64%	15.72%	22.31%	(17.74%)	20.19%	12.87%
DFA Social Fixed Income Portfolio
Prospectus [Line Items]
Annual Return [Percent]	7.07%	1.81%	7.18%	(13.07%)	(2.19%)	9.26%	9.83%	(0.32%)	3.35%
U.S. Sustainability Core 1 Portfolio
Prospectus [Line Items]
Annual Return [Percent]	15.93%	23.18%	25.69%	(17.84%)	27.35%	21.22%	32.52%	(6.73%)	21.35%	13.91%
U.S. Sustainability Targeted Value Portfolio
Prospectus [Line Items]
Annual Return [Percent]	10.02%	9.06%	18.76%	(8.35%)	31.38%
International Sustainability Core 1 Portfolio
Prospectus [Line Items]
Annual Return [Percent]	32.95%	5.00%	18.35%	(17.68%)	12.11%	11.63%	24.21%	(15.53%)	27.262%	2.82%
Emerging Markets Sustainability Core 1 Portfolio
Prospectus [Line Items]
Annual Return [Percent]	27.87%	6.66%	14.23%	(18.05%)	0.79%	14.04%	16.69%
DFA Global Sustainability Fixed Income Portfolio
Prospectus [Line Items]
Annual Return [Percent]	4.95%	2.60%	9.65%	(15.61%)	(2.60%)	7.99%	9.85%
Dimensional VA Global Moderate Allocation Portfolio
Prospectus [Line Items]
Annual Return [Percent]	14.68%	11.99%	14.72%	(10.96%)	14.20%	11.29%	18.12%	(6.90%)	14.56%	9.07%
DFA Commodity Strategy Portfolio
Prospectus [Line Items]
Annual Return [Percent]	15.17%	5.91%	(9.15%)	11.41%	28.46%	(1.78%)	7.96%	(11.21%)	2.73%	13.77%
International Large Cap Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	25.57%	1.70%	18.49%	(19.74%)	14.47%	14.70%	26.39%	(12.92%)	26.43%	(0.59%)
International Small Cap Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	27.94%	1.30%	11.53%	(25.15%)	14.11%	16.41%	25.77%	(17.96%)	34.64%	1.33%
DIMENSIONAL RETIREMENT INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	8.81%	6.20%	7.75%	(9.35%)	6.84%	9.32%	9.96%	(1.98%)	6.40%	4.65%
DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	10.32%	5.48%	8.13%	(14.74%)	9.68%	14.30%	14.08%	(4.20%)	9.07%	7.32%
DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	9.99%	4.53%	7.65%	(17.60%)	10.10%	16.14%	15.62%	(5.17%)	11.15%	8.48%
DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	9.45%	3.86%	8.04%	(20.93%)	12.02%	17.46%	18.97%	(6.67%)	14.41%	9.21%
DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	10.35%	5.13%	10.01%	(22.29%)	13.98%	18.34%	21.04%	(7.36%)	16.81%	9.10%
DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	12.10%	7.31%	12.90%	(20.93%)	15.82%	16.43%	21.77%	(7.36%)	18.24%	8.38%
DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	14.48%	11.11%	16.02%	(16.18%)	17.03%	12.71%	22.12%	(7.66%)	20.49%	9.08%
DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	17.17%	15.44%	19.17%	(14.14%)	19.34%	13.33%	25.42%	(9.18%)	22.65%	9.76%
DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	19.64%	17.05%	21.32%	(15.23%)	20.88%	14.07%	25.58%	(9.14%)	22.77%	9.73%
DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	20.21%	17.19%	21.22%	(15.30%)	21.00%	14.18%	25.63%	(9.16%)	22.62%	9.77%
DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Annual Return [Percent]	20.28%	17.10%	21.33%	(15.26%)	20.88%	14.08%	25.61%	(9.07%)	22.68%	9.68%
Dimensional 2065 Target Date Retirement Income Fund
Prospectus [Line Items]
Annual Return [Percent]	20.19%	17.13%	21.27%	(15.24%)	20.98%